FINANCIAL RISK MANAGEMENT - Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 1,340,923	$ 1,453,730
Liabilities	566,901	590,312
Risk management asset	1,213	445
Current portion commodity contract liability	(4,468)	(13,936)
Commodity contract liability (long term)	(3,422)	(2,646)
Net risk management asset (liability)	25,233	(16,137)
Commodity contract
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current portion commodity contract asset	31,910	0
Risk management asset	1,213	0
Current portion commodity contract liability	(4,468)	(13,936)
Commodity contract liability (long term)	0	(2,646)
Foreign exchange contract
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	445
Commodity contract liability (long term)	3,422	0
Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33,123	445
Level 1 | Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Level 2 | Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33,123	445
Level 3 | Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Risk management asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,890	16,582
Risk management asset | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Risk management asset | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,890	16,582
Risk management asset | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Convertible debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	39,426	37,420
Convertible debentures | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Convertible debentures | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	46,000	50,825
Convertible debentures | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Senior Notes (due on May 15, 2020)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	305,409	324,691
Senior Notes (due on May 15, 2020) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Senior Notes (due on May 15, 2020) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	299,258	332,318
Senior Notes (due on May 15, 2020) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0	$ 0